Commitments - Summary of Amounts Recognized in the Statement of Financial Position (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Commitments [Abstract]
Right-of-use assets	$ 20,329	$ 18,122
Depreciation of right-of-use assets	(5,845)	(2,833)
Right-of-use assets	14,484	15,289
Lease liabilities (current)	3,014	2,243
Lease liabilities (non-current)	12,822	13,851
Lease liabilities	$ 15,836	$ 16,094